Identified Intangible Assets	12 Months Ended
Dec. 31, 2012
Identified Intangible Assets

7 Identified Intangible Assets

Intangible assets, net of accumulated amortization and impairments of $965 million and $1,171 million as of December 31, 2012 and 2011 respectively were composed of the following:

	December 31, 2012		December 31, 2011
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	18	(16)	18	(16)
Customer-related	427	(177)	411	(143)
Technology-based	2,053	(1,383)	2,044	(1,156)

Other intangible assets	2,498	(1,576)	2,473	(1,315)
Software	113	(70)	63	(50)

Identified intangible assets	2,611	(1,646)	2,536	(1,365)

The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2013	232
2014	153
2015	132
2016	127
2017	113

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 6 years as of December 31, 2012.

The estimated amortization expense for software as of December 31, 2012 for each of the five succeeding years is:

2013	21
2014	20
2015	2
2016	—
2017	—

The expected weighted average remaining lifetime of software is 2 years as of December 31, 2012.